Cash and deposits with financial institutions (Tables)	6 Months Ended
Apr. 30, 2020
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Summary of Cash and Deposits with Financial Institutions

	As at
($ millions)	April 30 2020		January 31 2020		October 31 2019
Cash and non-interest-bearing deposits with financial institutions	$11,663		$10,233		$10,904
Interest-bearing deposits with financial institutions	92,241		59,058		35,816
Total	$103,904	(1)	$69,291	(1)	$46,720	(1)
(1)	Net of impairment allowances of $2 (January 31, 2020 – $2; October 31, 2019 – $3).